Operations and Reorganization - Contractual agreements with major VIEs (Details) - VIEs - Exclusive Technology Consulting and Services Agreements - The Company or its relevant subsidiaries	12 Months Ended
	Dec. 31, 2020	Dec. 22, 2020
Contractual agreements with major VIEs
Term of agreement	10 years
Termination notice before the term ends		90 days